Long-term bank loans & Revolving facilities - Pre-existing Loan Facilities Part III	12 Months Ended
Dec. 31, 2025
Long-term Bank Loans Revolving Facilities - Pre-existing Loan Facilities Part Iii
Long-term bank loans & Revolving facilities - Pre-existing Loan Facilities Part III

9.       Long-term bank loans & Revolving facilities – (continued):

Pre-existing Loan Facilities – (continued):

(xxi) Credit Agricole $62,000 Facility:

On October 29, 2021, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank (the “Credit Agricole $62,000 Facility”) for the financing of an aggregate amount of $62,000, to refinance the aggregate outstanding amount under the then existing loan agreements and to prepay an amount of $1,999 under the Atradius Facility (discussed below), in connection with the vessels Star Despoina and Star Piera. The amount of $62,000 was drawn on November 2, 2021, and is repayable in 20 quarterly installments of which the first three are of $3,000 and the following 17 of $2,600 and a balloon payment of $8,800, payable together with the last installment due in November 2026. The Credit Agricole $62,000 Facility is secured by the vessels Star Martha, Star Sky, Stardust, Star Despoina and Star Piera.

(xxii) CEXIM $57,564 Facility

On December 1, 2020, the Company entered into a loan agreement with China Export-Import Bank for an amount of $57,564 (the “CEXIM $57,564 Facility”) which was drawn in four tranches in late December 2020 and used to refinance the then-outstanding loan amounts of the vessels Star Gina 2GR, Star Charis and Star Suzanna and the then-outstanding lease amount of the vessel Star Wave. The first two tranches, for Star Wave of $13,209 and for Star Gina 2GR of $26,175, are repayable in 32 equal quarterly installments of $330 and $654 and a balloon payment of $2,642 and $5,235, respectively, due in December 2028. The remaining two tranches of $9,090 each, for Star Charis and Star Suzanna, are repayable in 32 equal quarterly installments of $284 each. In October 2025, the Company prepaid the remaining $6,935 outstanding under the first tranche in connection with the vessel Star Wave and the mortgage on the vessel was removed. The remaining three tranches mature in December 2028 and are secured by first priority mortgages on the three aforementioned vessels.

(xxiii) CEXIM $106,470 Facility:

On September 23, 2019, the Company entered into a loan agreement with China Export-Import Bank (the “CEXIM $106,470 Facility”) for an amount of $106,470, which was used to refinance the outstanding amounts under the then existing lease agreements of the vessels Katie K, Debbie H and Star Ayesha. The facility was available in three tranches of $35,490 each, which were drawn in November 2019 and are repayable in 40 equal consecutive quarterly installments of $739 and a balloon payment of $5,915 payable together with the last installment. The CEXIM $106,470 Facility is secured by first priority mortgages on the three aforementioned vessels.

9.       Long-term bank loans & Revolving facilities – (continued):

Pre-existing Loan Facilities – (continued):

(xxiv) ABN $115,000 Facility – ABN $67,897 Facility:

On December 17, 2018, the Company entered into a loan agreement with ABN AMRO (the “ABN $115,000 Facility”), for an amount of up to $115,000 available in four tranches. The first and the second tranches of $69,525 and $7,900, respectively, were drawn on December 20, 2018. The first tranche was used to refinance the then-existing indebtedness of the vessels Star Virginia, Star Scarlett, Star Jeannette and Star Audrey and the second tranche was used to partially finance the acquisition cost of the vessel Star Bright. The remaining two tranches of $17,875 each, were drawn in January 2019 and were used to partially finance the acquisition cost of the vessels Star Marianne and Star Janni. On August 4, 2022, the Company entered into an amended and restated agreement with ABN AMRO Bank , in order to refinance the then-outstanding amount under the ABN $115,000 Facility (the “ABN $67,897 Facility”) which provides for a lower margin above SOFR and an extension of the final repayment date from December 2023 to June 2027 which is also secured by the seven vessels previously securing the ABN $115,000 Facility. In April 2024, the Company prepaid an amount of $6,340 in connection with the sale of the vessel Star Audrey (Note 6). The remaining installments of the outstanding amounts under the four tranches were amended as follows: i) the first tranche is repayable in 13 quarterly installments, with the first six equal installments of $1,462, the seventh installment of $1,903, the next five equal installments of $2,857 and the last installment of $3,968 due in June 2027, ii) the second tranche was repayable in seven quarterly installments with the first six equal installments of $242 and the seventh and last installment of $245 due in December 2025 and iii) the third and the fourth tranches were repayable in seven quarterly installments with the first six equal installments of $576 each, and the seventh and last installment of $354 each, both due in December 2025. Following the maturity of the second, third and fourth tranches, as of December 31, 2025, the ABN $67,897 Facility is secured by the vessels Star Virginia, Star Scarlett and Star Jeannette.